UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 23, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      21357       173082   X                        173082
Cabot Oil & Gas          Common    127097103      35269       531879   X                        531879
Cameron International C  Common    13342B105      16349       325088   X                        325088
Canadian Natural Resour  Common    136385101      15124       361290   X                        361290
CenterPoint Energy Inc   Common    15189T107      21014      1085976   X                       1085976
Chevron Corp             Common    166764100      23864       232048   X                        232048
Devon Energy Corp        Common    25179M103      24136       306251   X                        306251
EOG Resources            Common    26875P101      21276       203499   X                        203499
El Paso Corporation      Common    28336L109      24976      1236416   X                       1236416
Endeavour International  Common    29259G200       9400       623756   X                        623756
Energen Corp             Common    29265N108       5865       103800   X                        103800
Exxon Mobil Corp         Common    30231G102      21866       268686   X                        268686
Global Geophysical Svcs  Common    37946S107      13962       784405   X                        784405
Halliburton Co           Common    406216101      21914       429696   X                        429696
Hess Corporation         Common    42809H107      22071       295229   X                        295229
MDU Res Group Inc Com    Common    552690109      15500       688900   X                        688900
Nabors Industries Ltd    Common    G6359F103      13996       568000   X                        568000
National Fuel Gas Co     Common    636180101      28399       390100   X                        390100
National-Oilwell Varco,  Common    637071101      24339       311205   X                        311205
Newfield Exploration Co  Common    651290108      19277       283400   X                        283400
Noble Energy Inc         Common    655044105      28335       316129   X                        316129
Occidental Petroleum Co  Common    674599105      20995       201795   X                        201795
Petroleo Brasileiro Sa   Common    71654V101      20673       673842   X                        673842
Pioneer Natural Resourc  Common    723787107      18119       202294   X                        202294
Plains Exploration & Pr  Common    726505100      23352       612597   X                        612597
QEP Res Inc              Common    74733V100      32326       772787   X                        772787
Quicksilver Res Inc      Common    74837R104      19355      1311286   X                       1311286
Royal Dutch Shell Plc C  Common    780259206       3265        45900   X                         45900
Schlumberger LTD         Common    806857108      15482       179195   X                        179195
Seadrill Ltd             Common    G7945E105      18543       525582   X                        525582
Talisman Energy, Inc     Common    87425E103      19320       942890   X                        942890
Williams Companies       Common    969457100      21872       723025   X                        723025

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:  641,588